Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses [Abstract]
Information Technology	[1]	€ 3,862	€ 5,011	€ 4,043
Occupancy, furniture and equipment expenses	[2]	1,724	1,693	1,698
Regulatory, Tax and Insurance	[2],[3]	1,407	1,440	1,570
Professional services	[4]	982	1,143	1,323
Banking services and outsourced operations		962	967	960
Market Data and Research Services	[1]	376	421	415
Travel expenses		76	256	288
Marketing expenses		174	251	299
Other expenses	[5]	696	1,071	690
Total general and administrative expenses		€ 10,259	€ 12,253	€ 11,286

[1]	Prior year numbers have been restated to reflect the shift of telecommunications expenses from (communications) and market data & research services expenses to information technology expenses.
[2]	Prior year numbers have been restated to reflect the shift of insurance premium expenses from occupancy, furniture and equipment expenses to regulatory, tax & insurance expenses.
[3]	Includes bank levy of EUR633million in 2020, EUR622million in 2019 and EUR690million in 2018.
[4]	Prior year numbers have been restated to reflect the shift of other outsourced operations expenses from professional services expenses to banking services and outsourced operations expenses.
[5]	Includes litigation related expenses of EUR158million in 2020, EUR473million in 2019 and EUR88million in 2018. See Note 27 Provisions, for more detail on litigation